Contingencies	12 Months Ended
Dec. 31, 2025
Contingencies [Abstract]
CONTINGENCIES

NOTE 8 – CONTINGENCIES

On March 23, 2025, a complaint was filed against Duke Israel, by LOOL T.V. Ltd. (the “Plaintiff”), an Israeli company, in the Tel Aviv-Yafo Magistrate’s Court (the “Court”). The complaint asserts that pursuant to an agreement of principles between Duke Israel and the Plaintiff, Duke Israel is in breach of the agreement, specifically with respect to an allegation that the parties were required to set up a partnership with respect to certain services provided to the Israel Electric Corporation (the “IEC”). The complaint asserts a claim for breach of contract, unlawful use of intellectual property that is not exclusively owned by Duke Israel and unjust enrichment with regards to the agreement of principles. In addition, the Plaintiff’s complaint seeks an order for a permanent injunction to prevent Duke Israel from continuing providing these services to the IEC, and an order to enforce the agreement of principles ordering Duke Israel to act as necessary to establish a partnership or joint venture.

The Company filed a statement of defense against the complaint and denied the allegations and asserted that the complaint was without merit.

On February 26, 2026, following a notice submitted by the Plaintiff, the Court ordered the deletion of the complaint without a ruling on the merits. The Court further ordered the Plaintiff to pay Duke Israel legal expenses and provided that, should the Plaintiff file a new claim, an additional expenses will be payable as a condition for filing such new claim.

In light of the deletion of the complaint, the Company does not believe that the matter will impact the continued performance of the agreement between Duke Israel and IEC or have a material effect on its business, financial condition or results of operations.

No accrual was made in the financial statements as of December 31, 2025 in respect of the above complaint.